LONG-TERM INVESTMENT	6 Months Ended
Mar. 31, 2026
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENT

NOTE 9 - LONG-TERM INVESTMENT

Wenzhou Longlian Development Co., Ltd. (“Longlian”)

The Company made an investment in Longlian, a private company incorporated in PRC, in 2011 by RMB 2,083,300 with equity percentage of 2.0833%. The principal activities of Longlian are property and infrastructure construction. As of September 30, 2024 and 2023, the Company carried this investment at its cost in the amount of $296,868 and $285,540, respectively. During 2024 and 2023 fiscal years, the Company no dividend income from Longlian.

During the 2025 fiscal year, Longlian has suspended its operations due to the real estate market decline in China, and may resume operations when market recovers. For the year ended September 30, 2025, the Company has written off the investment in Longlian and recorded impairment loss of $288,846.

CG Malta Holding Limited (“CG Malta”)

On April 8, 2021, ZK International Group Co., Ltd., a British Virgin Islands company (the “Company”), through its wholly owned subsidiary xSigma Entertainment Limited (“xSigma Entertainment”) entered into a Subscription of Shares Agreement (the “Subscription Agreement”) with CG Malta on April 4, 2021, pursuant to which xSigma Entertainment acquired 12% interest in CG Malta through xSigma Entertainment for US$15 million and agreed to subscribe to an additional number of ordinary shares in CG Malta for a total purchase price of US$35 million, which will guarantee to xSigma Entertainment an additional 13% interest in CG Malta, subject to the signing of a separate subscription agreement not later than four months from April 4, 2021. On August 4, 2021, xSigma Entertainment entered into an amendment to the Subscription Agreement, pursuant to which the subscription to the ordinary shares in CG Malta for a total purchase price of US$35 million will be subject to signing of a separate subscription agreement no later than January 1, 2022. The Company completed an investment of US$10 million in CG Malta in September 2021, and as a result of the investment the Company has an ownership of 15.73% on CG Malta.

The Company’s equity investment in CG Malta is accounted for under ASC 321 Investment: Equity Securities. The Company has elected the measurement alternative under ASC 321 to use cost minus impairment method for the subsequent measurement of its equity investment.

For the 2021 and 2022 fiscal years, CG Malta achieved high growth with its online gaming services launched in more than 10 states in US with high growth rate of Real Money Handle and First-Time Depositor. More detailed operation performance is included in Item 5. Operating And Financial Review And Prospects. As of September 30, 2022, the Company carried this investment at its cost in the amount of $25,000,000. For the year ended September 30, 2022, no impairment was recognized for the investment in CG Malta.

During the 2023 fiscal year, the competition of gaming market has been increasingly intense. Market bullishness and valuations peaked in early-2023 and declined rapidly from there, preventing CG Malta from raising further capital to execute its business plan. For the best interest of the Company’s shareholder, the Company decided to stop funding CG Malta and instead demanded the management team of CG Malta took active measures to achieve organic growth and healthy cash flow. However, the business was unable to raise the capital required to fund the business plan, and therefore the shareholders of CG Malta passed shareholder resolution on November 27, 2023 to cease operations of CG Malta and wind up the entity. For the year ended September 30, 2023, the Company has written off the investment in CG Malta and recorded impairment loss of $25,000,000.

Recruiter.Com Group, Inc. (“RCRT”)

On July 12, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with Recruiter.Com Group, Inc. (NASDAQ: RCRT) which subsequently changed its name to NIXXY, Inc. (NASDAQ: NIXX). Pursuant to the Securities Purchase Agreement, the Company agreed to purchase 2,000,000 shares of common stock of RCRT at a price of US$1.00 per share (the “Investment”). The Company has an option to purchase additional 2,000,000 shares at $1.00 per share. On September 11, 2024, the Company completed the first closing of the Investment, and RCRT issued a total of 1,749,975 shares of common stock, par value $0.0001 per share, to the Company, at US$1.00 per share. As of September 30, 2025, the Company has an equity percentage of less than 10% in RCRT and determined the investment has readily determinable fair value as the stock is publicly traded under the stock symbol NIXX. As of March 31, 2026, the stock was traded at a closing price of $1.06, resulting the fair value of our investment of NIXX to be $1,854,974 and therefore the Company recorded an unrealized investment loss of $612,527.